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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 2, 2011
                                      FOR
           HARTFORD LIFE AND HARTFORD LIFE AND ANNUITY OMNISOURCE(R)
            GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

We no longer file fully updated prospectuses and statements of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above products. However, in order to provide you with updated information that would have been included in the updated prospectuses and SAIs, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance products listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2010. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following is a current list of the Investment Divisions and Portfolios included in this product:

 Alger Large Cap Growth Investment Division                       Class I-2 of the Alger Large Cap Growth Portfolio of The Alger
                                                                  Portfolios
 Alger Small Cap Growth Investment Division (CLOSED TO ALL        Class I-2 of the Alger Small Cap Growth Portfolio of The Alger
 CERTIFICATES ISSUED ON OR AFTER JUNE 1, 2007)                    Portfolios
 American Funds Global Growth Investment Division                 Class 2 of the Global Growth Fund(SM) of American Funds Insurance
                                                                  Series(R)
 American Funds Global Small Capitalization Investment Division   Class 2 of the Global Small Capitalization Fund(SM) of American
                                                                  Funds Insurance Series(R)
 American Funds Growth Investment Division                        Class 2 of the Growth Fund(SM) of American Funds Insurance
                                                                  Series(R)
 American Funds International Investment Division                 Class 2 of the International Fund(SM) of American Funds Insurance
                                                                  Series(R)
 American Funds Asset Allocation Investment Division              Class 2 of the Asset Allocation Fund(SM) of American Funds
                                                                  Insurance Series(R)
 DWS Equity 500 Index Investment Division                         Class A of the DWS Equity 500 Index VIP of the DWS Investments VIT
                                                                  Funds
 DWS Small Cap Index Investment Division                          Class A of the DWS Small Cap Index VIP of the DWS Investments VIT
                                                                  Funds

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
 Fidelity VIP Equity-Income Investment Division (EFFECTIVE JULY   Initial Class of the Equity-Income Portfolio of the Fidelity
 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND       Variable Insurance Products
 TRANSFER OF INVESTMENT VALUE)
 Fidelity VIP High Income Investment Division (EFFECTIVE JULY 5,  Initial Class of the High Income Portfolio of the Fidelity
 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND          Variable Insurance Products
 TRANSFER OF INVESTMENT VALUE)
 Franklin Rising Dividends Securities Investment Division         Class 2 of the Franklin Rising Dividends Securities Fund of the
                                                                  Franklin Templeton Variable Insurance Products Trust
 Franklin Small-Mid Cap Growth Securities Investment Division     Class 2 of the Franklin Small-Mid Cap Growth Securities Fund of
                                                                  the Franklin Templeton Variable Insurance Products Trust
 Franklin Small Cap Value Securities Investment Division          Class 2 of the Franklin Small Cap Value Securities Fund of the
                                                                  Franklin Templeton Variable Insurance Products Trust
 Franklin Strategic Income Securities Investment Division         Class 1 of the Franklin Strategic Income Securities Fund of the
                                                                  Franklin Templeton Variable Insurance Products Trust
 Mutual Shares Securities Investment Division                     Class 2 of the Mutual Shares Securities Fund of the Franklin
                                                                  Templeton Variable Insurance Products Trust
 Templeton Growth Securities Investment Division                  Class 2 of the Templeton Growth Securities Fund of the Franklin
                                                                  Templeton Variable Insurance Products Trust
 Templeton Foreign Securities Investment Division                 Class 2 of the Templeton Foreign Securities Fund of the Franklin
                                                                  Templeton Variable Insurance Products Trust
 Hartford Advisers Investment Division                            Class IA of Hartford Advisers HLS Fund
 Hartford Capital Appreciation Investment Division                Class IA of Hartford Capital Appreciation HLS Fund
 Hartford Money Market Investment Division                        Class IA of Hartford Money Market HLS Fund
 Hartford Stock Investment Division                               Class IA of Hartford Stock HLS Fund
 Hartford Total Return Bond Investment Division                   Class IA of Hartford Total Return Bond HLS Fund
 Hartford Value Investment Division                               Class IA of Hartford Value HLS Fund
 Invesco V.I. High Yield Investment Division (formerly named      Series I of the Invesco V.I. High Yield Fund
 "Invesco Van Kampen V.I. High Yield Investment Division")
 Invesco Van Kampen V.I. Global Value Equity Investment Division  Series I of the Invesco Van Kampen V.I. Global Value Equity Fund
 (EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM
 PAYMENTS AND TRANSFER OF INVESTMENT VALUE)
 Janus Aspen Enterprise Investment Division                       Service Shares of the Enterprise Portfolio of the Janus Aspen
                                                                  Series
 Janus Aspen Overseas Investment Division (EFFECTIVE SEPTEMBER    Service Shares of the Overseas Portfolio of the Janus Aspen Series
 1, 2005, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND
 TRANSFER OF INVESTMENT VALUE)
 Janus Aspen Worldwide Investment Division                        Service Shares of the Worldwide Portfolio of the Janus Aspen
                                                                  Series
 Janus Aspen Balanced Investment Division                         Service Shares of the Balanced Portfolio of the Janus Aspen Series
 Janus Aspen Flexible Bond Investment Division                    Service Shares of the Flexible Bond Portfolio of the Janus Aspen
                                                                  Series
 JPMorgan Insurance Trust Core Bond Investment Division           Class 1 Shares of the Core Bond Portfolio of the JPMorgan
                                                                  Insurance Trust
 JPMorgan Insurance Trust International Equity Investment         Class 1 Shares of the International Equity Portfolio of the
 Division                                                         JPMorgan Insurance Trust
 JPMorgan Insurance Trust Small Cap Core Company Investment       Class 1 Shares of the Small Cap Core Portfolio of the JPMorgan
 Division                                                         Insurance Trust
 JPMorgan Insurance Trust U.S. Equity Investment Division         Class 1 Shares of the U.S. Equity Portfolio of the JPMorgan
                                                                  Insurance Trust

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
 MFS Core Equity Investment Division                              Initial Class of the MFS(R) Core Equity Series of the MFS(R)
                                                                  Variable Insurance Trust(SM)
 MFS Growth Investment Division                                   Initial Class of the MFS(R) Growth Series of the MFS(R) Variable
                                                                  Insurance Trust(SM)
 MFS High Income Investment Division                              Initial Class of the MFS(R) High Income Series of the MFS(R)
                                                                  Variable Insurance Trust(SM)
 MFS Investors Trust Investment Division                          Initial Class of the MFS(R) Investors Trust Series of the MFS(R)
                                                                  Variable Insurance Trust(SM)
 MFS New Discovery Investment Division                            Initial Class of the MFS(R) New Discovery Series of the MFS(R)
                                                                  Variable Insurance Trust(SM)
 Morgan Stanley UIF Emerging Markets Equity Investment Division   Class I of the Emerging Markets Equity Portfolio of The Universal
                                                                  Institutional Funds, Inc.
 Morgan Stanley UIF Core Plus Fixed Income Investment Division    Class I of the Core Plus Fixed Income Portfolio of The Universal
                                                                  Institutional Funds, Inc.
 Morgan Stanley UIF Mid Cap Growth Investment Division            Class I of the Mid Cap Growth Portfolio of The Universal
                                                                  Institutional Funds, Inc.
 Neuberger Berman AMT Balanced Investment Division (EFFECTIVE     I Class Shares of the Balanced Portfolio of the Neuberger Berman
 JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND  Advisers Management Trust
 TRANSFER OF INVESTMENT VALUE)
 Neuberger Berman AMT Partners Investment Division (EFFECTIVE     I Class Shares of the Partners Portfolio of Neuberger Berman
 JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND  Advisers Management Trust
 TRANSFER OF INVESTMENT VALUE)

The following amends the "Annual Fund Operating Expenses" section of the FEE TABLES portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2010:

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.33%              1.86%
(Expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees, (12b-1) fees and other expenses)

Refer to the attached updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of the ABOUT US portion of your prospectus:

For the fiscal year ended December 31, 2010, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $503,179.90 (excluding indirect benefits received by offering HLS Funds as investment options).

3. DEATH BENEFITS AND POLICY VALUES

The following is added to the "Death Benefits and Policy Values" section of the prospectus:

VALID DEATH CLAIMS: The Company will pay the Death Proceeds (death benefit minus any outstanding Debt plus any rider benefits payable) to the beneficiary normally within seven days after proof of death of the Insured is received by us, at Hartford Life Private Placement, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.

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4. LEGAL MATTERS

The following amends the LEGAL MATTERS section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

5. PREMIUMS

You may send premium payments to us by means of the following methods:

     By Mail

     You should send premium payments to the following address:

     The Hartford
     Attn: Client and Policy Operations
     100 Campus Drive
     Suite 250
     Florham Park, NJ 07932

     By Wire

     You may also arrange to pay your premium by wire by calling 1-800-854-3384.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Notice, you will continue to receive the Hartford Company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.HartfordLifePrivatePlacement.com website; otherwise, for policy information, please contact our customer service representatives via telephone at 1-800-854-3384 or via mail at The Hartford, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

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